EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Equity	$ 122,642	$ 116,846
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	7,368	7,305
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	285	286
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	15,178	16,026
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	2,691	1,010
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	6,171	6,241
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 31,693	$ 30,868